INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 21,422		$ 18,211
Work in progress	468		349
Finished products	31,703		43,572
Inventories, Net	53,593		$ 62,132
Inventory write-off	$ 1,360	$ 1,112